Assets and liabilities included in disposal group classified as held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities included in disposal group classified as held for sale	Assets and liabilities included in disposal group classified as held for sale
Accounting for Non-current assets held for sale and associated liabilities
The Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary, and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell. Assets and liabilities classified as held for sale are presented separately in the consolidated balance sheet.
Management judgement is required in determining whether the IFRS 5 held for sale classification criteria are met, in particular whether the sale is highly probable and expected to qualify for recognition as a completed sale within 12 months of classification. This assessment requires consideration of how committed management is to the sales plan, the likelihood of obtaining regulatory or other external approvals which is often required for sales of banking operations and how committed the buyer is to complete the sales transaction within the agreed timelines.
The perimeter of the disposal group has been accounted for in line with the requirements of IFRS 5 as at 31 December 2025. A detailed analysis of the disposal group is presented below.
The 2025 disposal group relates to a USCB co-branded Cards portfolio. Barclays has decided not to compete to become the sole issuer for this portfolio leading to its transfer in H1 2026. The portfolio is expected to be sold at a premium. The extension to the 1 year sale period is aligned to the signed contractual arrangements in place to allow the transition of the portfolio in a controlled and effective manner. The 2024 disposal group includes the USCB Cards portfolio and the German Consumer Finance Business within Head Office.
The fair value level of the financial instruments included in held for sale along with corresponding fair value hierarchy under IFRS13 is disclosed on page 390.

As at 31 December	2025	2024
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	5,801	9,544
Intangible assets	11	25
Property, plant and equipment	—	24
Other assets	120	261
Total assets classified as held for sale	5,932	9,854

Liabilities included in disposal groups classified as held for sale
Deposits from customers	—	3,647
Other liabilities	—	77
Provisions	—	2
Total liabilities classified as held for sale	—	3,726

Net assets classified as held for sale	5,932	6,128